Share-based plans (Tables)	12 Months Ended
Dec. 31, 2017
Share-based plans
Schedule of reconciliations for stock options outstanding

Transactions
	Options	Weighted Average Exercise Price
	(in THOUS)	in €
Stock options for shares
Balance at December 31, 2016	6,067	62.98
Granted	—	—
Exercised(1)	889	47.50
Forfeited	351	52.82

Balance at December 31, 2017	4,827	65.67

(1)       The average share price at the date of exercise of the options was €83.01.

Summary of fully vested options outstanding and exercisable by price range

Share Options
	Outstanding			Exercisable
Range of exercise prices in €	Number of options	Weighted average remaining contractual life	Weighted average exercise price in €	Number of options	Weighted average exercise price in €
45.01 - 50.00	1,630,590	4.41	49.90	278,460	49.75
50.01 - 55.00	254,360	1.59	52.42	254,360	52.42
55.01 - 60.00	226,156	3.12	57.60	174,316	57.30
60.01 - 65.00	—	—	—	—	—
65.01 - 70.00	—	—	—	—	—
70.01 - 75.00	—	—	—	—	—
75.01 - 80.00	2,716,028	5.58	77.04	—	—

	4,827,134	4.86	65.67	707,136	52.57

Summary of assumptions used to determine the fair value

Weighted Average Assumptions
2015
Expected dividend yield	1.46%
Risk-free interest rate	0.44%
Expected volatility	22.32%
Expected life of options	8 years
Weighted average Exercise price in €	77.06
Weighted average Share price at grant date in €	77.25